GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%
Aerospace & Defense – 1.1%
12,789	Boeing Co. (The)*	$ 1,680,475

Auto Components – 2.1%
29,321	Aptiv PLC*	3,115,063

Biotechnology – 5.2%
7,269	Argenx SE ADR (Netherlands)*	2,248,302
22,744	BioMarin Pharmaceutical, Inc.*	1,708,757
22,625	Sarepta Therapeutics, Inc.*	1,647,552
15,680	Seagen, Inc.*	2,127,462

		7,732,073

Chemicals – 1.3%
11,801	Ecolab, Inc.	1,934,302

Equity Real Estate Investment Trusts (REITs) – 2.6%
15,377	American Tower Corp. REIT	3,938,511

Food Products – 2.5%
40,262	McCormick & Co., Inc.	3,733,093

Health Care Equipment & Supplies – 5.4%
95,524	Boston Scientific Corp.*	3,917,439
9,177	Insulet Corp.*	1,959,106
9,615	Intuitive Surgical, Inc.*	2,188,759

		8,065,304

Health Care Technology – 1.2%
10,813	Veeva Systems, Inc., Class A*	1,841,021

Hotels, Restaurants & Leisure – 2.6%
15,255	McDonald’s Corp.	3,847,464

Interactive Media & Services – 9.6%
3,806	Alphabet, Inc., Class A*	8,659,564
1,831	Alphabet, Inc., Class C*	4,176,108
110,913	Snap, Inc., Class A*	1,564,982

		14,400,654

Internet & Direct Marketing Retail – 5.1%
2,707	Amazon.com, Inc.*	6,508,142
14,356	Etsy, Inc.*	1,164,559

		7,672,701

Shares	Description	Value

Common Stocks – (continued)
IT Services – 8.7%
11,259	Accenture PLC, Class A	$ 3,360,361
12,852	Mastercard, Inc., Class A	4,599,345
31,570	PayPal Holdings, Inc.*	2,690,080
17,907	Snowflake, Inc., Class A*	2,285,829

		12,935,615

Life Sciences Tools & Services – 2.3%
12,686	Danaher Corp.	3,346,820

Pharmaceuticals – 3.7%
17,665	Eli Lilly & Co.	5,536,918

Professional Services – 2.0%
17,092	Verisk Analytics, Inc.	2,989,733

Road & Rail – 1.4%
7,927	Old Dominion Freight Line, Inc.	2,047,068

Semiconductors & Semiconductor Equipment – 6.1%
92,268	Marvell Technology, Inc.	5,457,652
19,679	NVIDIA Corp.	3,674,463

		9,132,115

Software – 18.8%
12,755	Adobe, Inc.*	5,312,203
16,533	Bill.com Holdings, Inc.*	1,954,862
60,982	Microsoft Corp.	16,579,176
16,913	Splunk, Inc.*	1,734,597
15,824	Workday, Inc., Class A*	2,473,291

		28,054,129

Specialty Retail – 3.4%
7,503	RH*	2,176,470
34,373	Ross Stores, Inc.	2,922,393

		5,098,863

Technology Hardware, Storage & Peripherals – 10.5%
105,805	Apple, Inc.	15,748,016

Textiles, Apparel & Luxury Goods – 4.5%
10,017	Lululemon Athletica, Inc.*	2,931,875

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
32,255	NIKE, Inc., Class B	$ 3,833,507

		6,765,382

TOTAL INVESTMENTS – 100.1% (Cost $97,374,554)		$149,615,320

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(102,541)

NET ASSETS – 100.0%		$149,512,779

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 1.2%
2,193	Boeing Co. (The)*	$ 288,160
1,985	Woodward, Inc.	201,696

		489,856

Air Freight & Logistics – 0.3%
716	United Parcel Service, Inc., Class B	130,491

Auto Components – 0.6%
2,188	Aptiv PLC*	232,453

Automobiles – 1.3%
725	Tesla, Inc.*	549,739

Banks – 3.8%
13,839	Bank of America Corp.	514,811
5,462	Citizens Financial Group, Inc.	226,017
5,068	JPMorgan Chase & Co.	670,142
383	SVB Financial Group*	187,122

		1,598,092

Beverages – 1.8%
7,621	Coca-Cola Co. (The)	483,019
1,011	Constellation Brands, Inc., Class A	248,170

		731,189

Biotechnology – 1.7%
655	AbbVie, Inc.	96,528
1,165	Biogen, Inc.*	233,000
2,510	BioMarin Pharmaceutical, Inc.*	188,576
2,249	Neurocrine Biosciences, Inc.*	210,259

		728,363

Building Products – 1.1%
2,042	Allegion PLC	227,989
1,695	Trane Technologies PLC	234,012

		462,001

Capital Markets – 3.4%
842	Ameriprise Financial, Inc.	232,619
4,569	Charles Schwab Corp. (The)	320,287
4,107	Morgan Stanley	353,777
2,246	Raymond James Financial, Inc.	221,209
883	S&P Global, Inc.	308,591

		1,436,483

Shares	Description	Value

Common Stocks – (continued)
Chemicals – 2.0%
1,501	Ecolab, Inc.	$ 246,029
1,197	Linde PLC (United Kingdom)	388,642
1,163	PPG Industries, Inc.	147,108
237	Sherwin-Williams Co. (The)	63,525

		845,304

Communications Equipment – 1.0%
9,589	Cisco Systems, Inc.	431,984

Consumer Finance – 0.8%
1,850	American Express Co.	312,317

Diversified Financial Services – 1.1%
1,456	Berkshire Hathaway, Inc., Class B*	460,067

Diversified Telecommunication Services – 0.9%
16,981	AT&T, Inc.	361,525

Electric Utilities – 0.6%
3,229	NextEra Energy, Inc.	244,403

Electrical Equipment – 0.3%
629	Rockwell Automation, Inc.	134,103

Electronic Equipment, Instruments & Components – 0.5%
7,729	Vontier Corp.	207,292

Entertainment – 1.0%
884	Electronic Arts, Inc.	122,567
469	Walt Disney Co. (The)*	51,796
13,552	Warner Bros Discovery, Inc.*	250,034

		424,397

Equity Real Estate Investment Trusts (REITs) – 3.5%
1,140	AvalonBay Communities, Inc. REIT	237,074
3,955	CubeSmart REIT	176,116
1,841	Equity LifeStyle Properties, Inc. REIT	139,364
691	Essex Property Trust, Inc. REIT	196,140
7,222	Healthpeak Properties, Inc. REIT	214,421
3,286	Regency Centers Corp. REIT	224,138
370	Simon Property Group, Inc. REIT	42,421
4,085	Ventas, Inc. REIT	231,783

		1,461,457

Food & Staples Retailing – 1.0%
3,271	Walmart, Inc.	420,749

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.8%
2,935	Archer-Daniels-Midland Co.	$ 266,557
2,754	Lamb Weston Holdings, Inc.	186,115
4,447	Mondelez International, Inc., Class A	282,651

		735,323

Health Care Equipment & Supplies – 1.1%
5,330	Boston Scientific Corp.*	218,583
1,876	Zimmer Biomet Holdings, Inc.	225,514

		444,097

Health Care Providers & Services – 5.0%
1,561	AmerisourceBergen Corp.	241,627
3,033	Centene Corp.*	247,008
3,584	CVS Health Corp.	346,752
628	Humana, Inc.	285,256
1,566	Quest Diagnostics, Inc.	220,837
1,501	UnitedHealth Group, Inc.	745,667

		2,087,147

Health Care Technology – 0.4%
1,057	Veeva Systems, Inc., Class A*	179,965

Hotels, Restaurants & Leisure – 2.5%
1,867	Expedia Group, Inc.*	241,459
1,670	McDonald’s Corp.	421,191
2,307	Wyndham Hotels & Resorts, Inc.	184,860
1,697	Yum! Brands, Inc.	206,134

		1,053,644

Household Durables – 0.4%
2,038	Lennar Corp., Class A	163,549

Household Products – 1.5%
4,139	Procter & Gamble Co. (The)	612,075

Independent Power and Renewable Electricity Producers – 0.5%
9,640	AES Corp. (The)	212,466

Industrial Conglomerates – 0.7%
3,849	General Electric Co.	301,338

Insurance – 2.4%
98	Alleghany Corp.*	81,711
4,174	Arch Capital Group Ltd.*	198,098
1,390	Chubb Ltd.	293,693
2,154	Globe Life, Inc.	210,166

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
3,182	Principal Financial Group, Inc.	$ 232,063

		1,015,731

Interactive Media & Services – 5.5%
472	Alphabet, Inc., Class A*	1,073,913
334	Alphabet, Inc., Class C*	761,781
4,209	Bumble, Inc., Class A*	119,957
1,791	Meta Platforms, Inc., Class A*	346,809

		2,302,460

Internet & Direct Marketing Retail – 2.9%
509	Amazon.com, Inc.*	1,223,733

IT Services – 4.5%
1,475	Accenture PLC, Class A	440,228
3,251	Cognizant Technology Solutions Corp., Class A	242,850
2,764	Fidelity National Information Services, Inc.	288,838
2,536	International Business Machines Corp.	352,098
1,319	Mastercard, Inc., Class A	472,031
1,156	PayPal Holdings, Inc.*	98,503

		1,894,548

Life Sciences Tools & Services – 1.4%
1,253	Danaher Corp.	330,566
188	Mettler-Toledo International, Inc.*	241,791

		572,357

Machinery – 1.2%
1,148	Cummins, Inc.	240,070
1,656	Fortive Corp.	102,291
1,951	ITT, Inc.	144,023

		486,384

Media – 0.4%
4,547	New York Times Co. (The), Class A	156,826

Metals & Mining – 1.2%
7,127	Freeport-McMoRan, Inc.	278,523
2,592	Steel Dynamics, Inc.	221,305

		499,828

Multiline Retail – 0.5%
1,262	Target Corp.	204,293

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 1.6%
3,418	CMS Energy Corp.	$ 242,815
2,614	Public Service Enterprise Group, Inc.	179,163
2,368	WEC Energy Group, Inc.	248,806

		670,784

Oil, Gas & Consumable Fuels – 4.0%
3,559	Chevron Corp.	621,615
3,643	ConocoPhillips	409,328
4,442	Devon Energy Corp.	332,706
1,126	Pioneer Natural Resources Co.	312,960

		1,676,609

Pharmaceuticals – 3.7%
2,883	AstraZeneca PLC ADR (United Kingdom)	191,662
5,040	Bristol-Myers Squibb Co.	380,268
1,699	Eli Lilly & Co.	532,535
1,738	Johnson & Johnson	312,023
2,384	Pfizer, Inc.	126,447

		1,542,935

Professional Services – 1.1%
2,331	TransUnion	202,354
1,355	Verisk Analytics, Inc.	237,017

		439,371

Road & Rail – 2.1%
4,106	Knight-Swift Transportation Holdings, Inc.	199,716
1,156	Norfolk Southern Corp.	277,047
857	Old Dominion Freight Line, Inc.	221,311
988	Saia, Inc.*	195,219

		893,293

Semiconductors & Semiconductor Equipment – 4.5%
782	KLA Corp.	285,313
3,342	Marvell Technology, Inc.	197,679
3,597	Microchip Technology, Inc.	261,322
1,586	MKS Instruments, Inc.	195,871
1,720	NVIDIA Corp.	321,158
1,053	NXP Semiconductors NV (China)	199,817
3,701	ON Semiconductor Corp.*	224,577
1,109	Texas Instruments, Inc.	196,027

		1,881,764

Software – 10.2%
1,051	Adobe, Inc.*	437,720
267	Aspen Technology, Inc.*	51,662

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,706	Cadence Design Systems, Inc.*	$ 262,263
9,711	Microsoft Corp.	2,640,130
416	Palo Alto Networks, Inc.*	209,156
596	Paycom Software, Inc.*	169,467
1,971	Salesforce, Inc.*	315,833
1,165	Workday, Inc., Class A*	182,090

		4,268,321

Specialty Retail – 1.7%
542	Home Depot, Inc. (The)	164,090
823	Lowe’s Cos., Inc.	160,732
1,784	Ross Stores, Inc.	151,676
582	Ulta Beauty, Inc.*	246,244

		722,742

Technology Hardware, Storage & Peripherals – 7.2%
16,992	Apple, Inc.	2,529,089
4,907	Dell Technologies, Inc., Class C	245,056
2,994	NetApp, Inc.	215,418

		2,989,563

Textiles, Apparel & Luxury Goods – 1.5%
5,071	Capri Holdings Ltd.*	247,161
3,233	NIKE, Inc., Class B	384,242

		631,403

TOTAL COMMON STOCKS (Cost $34,131,133)		$41,524,814

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
132,279	0.660%	$ 132,279
(Cost $132,279)

TOTAL INVESTMENTS – 99.7% (Cost $34,263,412)		$41,657,093

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		113,414

NET ASSETS – 100.0%		$41,770,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 1.4%
56,459	Boeing Co. (The)*	$ 7,418,712
22,472	L3Harris Technologies, Inc.	5,413,505
4,524	TransDigm Group, Inc.*	2,738,694

		15,570,911

Air Freight & Logistics – 0.3%
21,162	United Parcel Service, Inc., Class B	3,856,774

Airlines – 0.4%
83,964	United Airlines Holdings, Inc.*	3,999,205

Auto Components – 0.6%
65,859	Aptiv PLC*	6,996,860

Automobiles – 1.5%
268,392	General Motors Co.*	10,381,402
9,456	Tesla, Inc.*	7,170,107

		17,551,509

Banks – 4.4%
443,362	Bank of America Corp.	16,493,067
60,738	First Republic Bank	9,416,212
139,049	JPMorgan Chase & Co.	18,386,449
18,130	M&T Bank Corp.	3,262,856
14,592	PNC Financial Services Group, Inc. (The)	2,559,583

		50,118,167

Beverages – 1.6%
140,928	Coca-Cola Europacific Partners PLC (United Kingdom)	7,487,505
27,704	Constellation Brands, Inc., Class A	6,800,501
47,694	Monster Beverage Corp.*	4,250,489

		18,538,495

Biotechnology – 1.7%
25,902	Alnylam Pharmaceuticals, Inc.*	3,258,471
17,842	Argenx SE ADR (Netherlands) *	5,518,531
22,033	Biogen, Inc.*	4,406,600
46,900	Neurocrine Biosciences, Inc.*	4,384,681
14,860	Seagen, Inc.*	2,016,205

		19,584,488

Building Products – 0.9%
233,795	AZEK Co., Inc. (The)*	4,926,061

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
40,260	Trane Technologies PLC	$ 5,558,295

		10,484,356

Capital Markets – 2.8%
6,119	BlackRock, Inc.	4,094,101
42,778	Carlyle Group, Inc. (The)	1,648,236
141,734	Charles Schwab Corp. (The)	9,935,554
109,609	Morgan Stanley	9,441,719
21,968	Raymond James Financial, Inc.	2,163,628
10,527	S&P Global, Inc.	3,678,976
20,913	Tradeweb Markets, Inc., Class A	1,413,928

		32,376,142

Chemicals – 1.6%
8,076	Air Products and Chemicals, Inc.	1,987,988
48,993	Ecolab, Inc.	8,030,443
18,157	Linde PLC (United Kingdom)	5,895,215
10,306	Sherwin-Williams Co. (The)	2,762,420

		18,676,066

Communications Equipment – 1.1%
284,265	Cisco Systems, Inc.	12,806,138

Construction Materials – 0.6%
18,545	Martin Marietta Materials, Inc.	6,293,802

Consumer Finance – 1.1%
77,200	American Express Co.	13,032,904

Containers & Packaging – 0.4%
58,437	Ball Corp.	4,142,599

Diversified Financial Services – 1.1%
34,475	Apollo Global Management, Inc.	1,987,139
33,282	Berkshire Hathaway, Inc., Class B*	10,516,446

		12,503,585

Diversified Telecommunication Services – 1.0%
541,763	AT&T, Inc.	11,534,134

Electric Utilities – 1.5%
148,668	NextEra Energy, Inc.	11,252,681
70,486	Xcel Energy, Inc.	5,310,415

		16,563,096

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 1.5%
53,563	Eaton Corp. PLC	$ 7,423,832
42,868	Rockwell Automation, Inc.	9,139,457
51,790	Shoals Technologies Group, Inc., Class A*	807,924

		17,371,213

Electronic Equipment, Instruments & Components – 0.5%
35,173	Keysight Technologies, Inc.*	5,121,189

Energy Equipment & Services – 0.2%
65,268	Baker Hughes Co.	2,348,343

Entertainment – 2.3%
15,529	Electronic Arts, Inc.	2,153,096
52,042	Live Nation Entertainment, Inc.*	4,946,592
26,334	Netflix, Inc.*	5,199,385
19,695	Walt Disney Co. (The)*	2,175,116
607,385	Warner Bros Discovery, Inc.*	11,206,253

		25,680,442

Equity Real Estate Investment Trusts (REITs) – 2.6%
29,854	Alexandria Real Estate Equities, Inc. REIT	4,954,271
21,546	American Tower Corp. REIT	5,518,577
54,051	Americold Realty Trust, Inc. REIT	1,496,672
11,859	AvalonBay Communities, Inc. REIT	2,466,198
18,285	Digital Realty Trust, Inc. REIT	2,552,403
37,776	Duke Realty Corp. REIT	1,995,706
2,955	Equinix, Inc. REIT	2,030,351
38,459	Equity LifeStyle Properties, Inc. REIT	2,911,346
103,613	Invitation Homes, Inc. REIT	3,908,283
22,220	Ryman Hospitality Properties, Inc. REIT*	1,984,024

		29,817,831

Food Products – 1.8%
137,511	McCormick & Co., Inc.	12,750,020
129,752	Mondelez International, Inc., Class A	8,247,037

		20,997,057

Health Care Equipment & Supplies – 2.3%
179,871	Boston Scientific Corp.*	7,376,510
13,700	Dexcom, Inc.*	4,081,778
23,710	Insulet Corp.*	5,061,611
35,613	Intuitive Surgical, Inc.*	8,106,943
14,955	Zimmer Biomet Holdings, Inc.	1,797,740

		26,424,582

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 4.4%
154,603	CVS Health Corp.	$ 14,957,840
64,720	Guardant Health, Inc.*	2,652,226
29,429	Humana, Inc.	13,367,535
38,294	UnitedHealth Group, Inc.	19,023,693

		50,001,294

Health Care Technology – 0.6%
38,395	Veeva Systems, Inc., Class A*	6,537,133

Hotels, Restaurants & Leisure – 1.7%
1,965	Chipotle Mexican Grill, Inc.*	2,756,011
11,800	Expedia Group, Inc.*	1,526,094
49,326	McDonald’s Corp.	12,440,511
29,072	Wyndham Hotels & Resorts, Inc.	2,329,539

		19,052,155

Household Products – 1.4%
104,865	Procter & Gamble Co. (The)	15,507,436

Industrial Conglomerates – 0.9%
131,086	General Electric Co.	10,262,723

Insurance – 2.0%
10,122	Allstate Corp. (The)	1,383,576
128,149	Arch Capital Group Ltd.*	6,081,952
21,315	Chubb Ltd.	4,503,646
36,479	Globe Life, Inc.	3,559,256
1,200	Markel Corp.*	1,643,316
19,605	Marsh & McLennan Cos., Inc.	3,135,820
16,885	Progressive Corp. (The)	2,015,731

		22,323,297

Interactive Media & Services – 4.9%
9,216	Alphabet, Inc., Class A*	20,968,612
7,926	Alphabet, Inc., Class C*	18,077,462
63,556	Meta Platforms, Inc., Class A*	12,306,984
280,833	Snap, Inc., Class A*	3,962,554
13,972	Twitter, Inc.*	553,291

		55,868,903

Internet & Direct Marketing Retail – 3.1%
14,161	Amazon.com, Inc.*	34,045,735
18,250	Etsy, Inc.*	1,480,440

		35,526,175

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 4.6%
40,290	Accenture PLC, Class A	$ 12,024,953
43,541	Cognizant Technology Solutions Corp., Class A	3,252,513
75,963	Fidelity National Information Services, Inc.	7,938,134
86,116	International Business Machines Corp.	11,956,345
26,852	Mastercard, Inc., Class A	9,609,525
65,039	PayPal Holdings, Inc.*	5,541,973
13,932	Snowflake, Inc., Class A*	1,778,420

		52,101,863

Life Sciences Tools & Services – 2.1%
219,256	Avantor, Inc.*	7,024,962
45,333	Danaher Corp.	11,959,752
12,236	Illumina, Inc.*	2,930,278
8,163	West Pharmaceutical Services, Inc.	2,533,632

		24,448,624

Machinery – 1.8%
40,314	Caterpillar, Inc.	8,701,777
2,709	Deere & Co.	969,226
49,344	Illinois Tool Works, Inc.	10,267,006

		19,938,009

Media – 0.3%
32,217	Comcast Corp., Class A	1,426,569
42,768	New York Times Co. (The), Class A	1,475,068

		2,901,637

Metals & Mining – 0.8%
189,214	Freeport-McMoRan, Inc.	7,394,483
19,141	Steel Dynamics, Inc.	1,634,259

		9,028,742

Multiline Retail – 0.9%
11,734	Dollar General Corp.	2,585,470
45,596	Target Corp.	7,381,080

		9,966,550

Multi-Utilities – 1.1%
61,669	Ameren Corp.	5,870,272
101,200	CMS Energy Corp.	7,189,248

		13,059,520

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.2%
125,287	Chevron Corp.	$ 21,882,627
56,021	ConocoPhillips	6,294,520
47,741	Devon Energy Corp.	3,575,801
13,405	Diamondback Energy, Inc.	2,037,828
18,796	Hess Corp.	2,313,224
28,672	Ovintiv, Inc.	1,605,345
35,405	Pioneer Natural Resources Co.	9,840,466

		47,549,811

Personal Products – 0.3%
15,634	Estee Lauder Cos., Inc. (The), Class A	3,981,198

Pharmaceuticals – 3.3%
50,099	AstraZeneca PLC ADR (United Kingdom)	3,330,582
192,310	Bristol-Myers Squibb Co.	14,509,789
26,302	Catalent, Inc.*	2,710,684
53,084	Eli Lilly & Co.	16,638,649

		37,189,704

Professional Services – 0.4%
27,585	Verisk Analytics, Inc.	4,825,168

Road & Rail – 1.7%
27,266	Norfolk Southern Corp.	6,534,569
11,304	Old Dominion Freight Line, Inc.	2,919,145
68,214	Uber Technologies, Inc.*	1,582,565
38,018	Union Pacific Corp.	8,355,596

		19,391,875

Semiconductors & Semiconductor Equipment – 5.0%
41,422	Analog Devices, Inc.	6,975,465
8,211	Enphase Energy, Inc.*	1,528,806
32,940	KLA Corp.	12,018,159
5,421	Lam Research Corp.	2,819,083
105,650	Marvell Technology, Inc.	6,249,198
53,111	Microchip Technology, Inc.	3,858,514
39,217	NVIDIA Corp.	7,322,598
20,990	NXP Semiconductors NV (China)	3,983,062
83,554	ON Semiconductor Corp.*	5,070,057
5,860	SolarEdge Technologies, Inc.*	1,598,550
14,736	Texas Instruments, Inc.	2,604,735
37,962	Wolfspeed, Inc.*	2,855,881

		56,884,108

GOLDMAN SACHS LARGE CAP CORE FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 9.7%
25,438	Adobe, Inc.*	$ 10,594,418
9,233	Atlassian Corp. PLC, Class A*	1,637,196
32,598	Bill.com Holdings, Inc.*	3,854,388
53,128	Cadence Design Systems, Inc.*	8,167,367
62,817	Dynatrace, Inc.*	2,366,316
5,070	HubSpot, Inc.*	1,712,088
5,715	Intuit, Inc.	2,368,639
234,828	Microsoft Corp.	63,842,688
9,044	Palo Alto Networks, Inc.*	4,547,142
22,995	Salesforce, Inc.*	3,684,719
4,767	ServiceNow, Inc.*	2,228,430
64,882	UiPath, Inc., Class A*	1,107,536
18,136	Workday, Inc., Class A*	2,834,657
11,392	Zscaler, Inc.*	1,744,001

		110,689,585

Specialty Retail – 1.5%
4,206	Advance Auto Parts, Inc.	798,551
9,716	Five Below, Inc.*	1,268,813
5,707	Home Depot, Inc. (The)	1,727,794
10,401	Lowe’s Cos., Inc.	2,031,316
21,041	RH*	6,103,573
20,809	Ross Stores, Inc.	1,769,181
6,733	Ulta Beauty, Inc.*	2,848,732

		16,547,960

Technology Hardware, Storage & Peripherals – 6.4%
445,376	Apple, Inc.	66,289,764
123,282	Dell Technologies, Inc., Class C	6,156,703

		72,446,467

Textiles, Apparel & Luxury Goods – 0.8%
30,195	Capri Holdings Ltd.*	1,471,704
8,505	Lululemon Athletica, Inc.*	2,489,329

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
46,925	NIKE, Inc., Class B	$ 5,577,036

		9,538,069

TOTAL INVESTMENTS – 99.1% (Cost $825,799,838)		$1,127,957,894

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		10,563,357

NET ASSETS – 100.0%		$1,138,521,251

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Aerospace & Defense – 0.9%
4,707	TransDigm Group, Inc.*	$ 2,849,476
61,824	Woodward, Inc.	6,281,937

		9,131,413

Auto Components – 1.4%
128,859	Aptiv PLC*	13,689,980

Banks – 1.3%
47,777	First Republic Bank	7,406,868
9,807	SVB Financial Group*	4,791,406

		12,198,274

Biotechnology – 5.9%
78,905	Alnylam Pharmaceuticals, Inc.*	9,926,249
27,352	Argenx SE ADR (Netherlands) *	8,459,974
25,859	Biogen, Inc.*	5,171,800
138,883	Neurocrine Biosciences, Inc.*	12,984,172
99,682	Sarepta Therapeutics, Inc.*	7,258,843
94,689	Seagen, Inc.*	12,847,403

		56,648,441

Building Products – 2.6%
457,952	AZEK Co., Inc. (The)*	9,649,049
109,108	Trane Technologies PLC	15,063,450

		24,712,499

Capital Markets – 2.8%
130,514	Ares Management Corp., Class A	9,288,681
18,526	MSCI, Inc.	8,194,976
155,822	TPG, Inc.	4,545,328
72,113	Tradeweb Markets, Inc., Class A	4,875,560

		26,904,545

Chemicals – 0.8%
67,990	Ashland Global Holdings, Inc.	7,276,290

Construction Materials – 1.0%
27,692	Martin Marietta Materials, Inc.	9,398,111

Containers & Packaging – 1.9%
260,145	Ball Corp.	18,441,679

Electrical Equipment – 3.8%
106,773	AMETEK, Inc.	12,969,716

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
109,115	Rockwell Automation, Inc.	$ 23,263,318

		36,233,034

Electronic Equipment, Instruments & Components – 3.7%
233,215	Amphenol Corp., Class A	16,525,615
129,659	Keysight Technologies, Inc.*	18,878,350

		35,403,965

Entertainment – 2.3%
166,103	Live Nation Entertainment, Inc.*	15,788,090
368,588	Warner Bros Discovery, Inc.*	6,800,449

		22,588,539

Equity Real Estate Investment Trusts (REITs) – 1.9%
89,418	Ryman Hospitality Properties, Inc. REIT*	7,984,133
88,250	Simon Property Group, Inc. REIT	10,117,863

		18,101,996

Food Products – 3.4%
170,501	McCormick & Co., Inc.	15,808,853
1,177,447	Utz Brands, Inc.	16,484,258

		32,293,111

Health Care Equipment & Supplies – 5.7%
67,279	Dexcom, Inc.*	20,045,105
40,622	IDEXX Laboratories, Inc.*	15,908,388
90,239	Insulet Corp.*	19,264,222

		55,217,715

Health Care Providers & Services – 0.6%
146,332	Guardant Health, Inc.*	5,996,685

Health Care Technology – 2.1%
117,366	Veeva Systems, Inc., Class A*	19,982,735

Hotels, Restaurants & Leisure – 2.3%
171,948	Expedia Group, Inc.*	22,238,035

Interactive Media & Services – 0.5%
330,771	Snap, Inc., Class A*	4,667,179

Internet & Direct Marketing Retail – 1.5%
179,412	Etsy, Inc.*	14,553,901

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 4.9%
291,074	Avantor, Inc.*	$ 9,326,011
12,653	Mettler-Toledo International, Inc.*	16,273,276
70,810	West Pharmaceutical Services, Inc.	21,978,008

		47,577,295

Machinery – 4.6%
76,531	Chart Industries, Inc.*	13,460,272
61,354	Cummins, Inc.	12,830,349
146,893	Fortive Corp.	9,073,581
127,703	ITT, Inc.	9,427,035

		44,791,237

Oil, Gas & Consumable Fuels – 3.5%
105,329	Cheniere Energy, Inc.	14,405,847
70,139	Pioneer Natural Resources Co.	19,494,434

		33,900,281

Pharmaceuticals – 1.7%
154,778	Catalent, Inc.*	15,951,421

Professional Services – 5.5%
279,524	CoStar Group, Inc.*	17,034,193
206,045	TransUnion	17,886,766
103,194	Verisk Analytics, Inc.	18,050,695

		52,971,654

Road & Rail – 1.5%
31,377	Old Dominion Freight Line, Inc.	8,102,797
30,673	Saia, Inc.*	6,060,678

		14,163,475

Semiconductors & Semiconductor Equipment – 8.3%
46,131	Enphase Energy, Inc.*	8,589,131
135,709	Entegris, Inc.	15,058,271
153,352	Microchip Technology, Inc.	11,141,023
86,323	MKS Instruments, Inc.	10,660,890
346,860	ON Semiconductor Corp.*	21,047,465
19,966	SolarEdge Technologies, Inc.*	5,446,525
100,649	Wolfspeed, Inc.*	7,571,824

		79,515,129

Software – 15.5%
129,706	AppLovin Corp., Class A*(a)	4,943,096
54,585	Atlassian Corp. PLC, Class A*	9,679,012

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
108,184	Bill.com Holdings, Inc.*	$ 12,791,676
201,540	Cadence Design Systems, Inc.*	30,982,744
80,536	Datadog, Inc., Class A*	7,682,329
300,100	Dynatrace, Inc.*	11,304,767
43,415	HubSpot, Inc.*	14,660,811
54,241	Palo Alto Networks, Inc.*	27,271,290
41,411	Paycom Software, Inc.*	11,774,804
130,075	Qualtrics International, Inc., Class A*	1,847,065
134,598	UiPath, Inc., Class A*	2,297,588
93,766	Zscaler, Inc.*	14,354,637

		149,589,819

Specialty Retail – 3.3%
48,295	Burlington Stores, Inc.*	8,128,048
3,164	O’Reilly Automotive, Inc.*	2,016,006
23,973	RH*	6,954,088
34,862	Ulta Beauty, Inc.*	14,750,112

		31,848,254

Textiles, Apparel & Luxury Goods – 2.1%
69,426	Lululemon Athletica, Inc.*	20,320,296

TOTAL COMMON STOCKS (Cost $871,176,964)		$936,306,988

Shares	Dividend Rate	Value

Investment Company – 2.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
25,837,843	0.660%	$ 25,837,843
(Cost $25,837,843)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $897,014,807)		$962,144,831

GOLDMAN SACHS MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
47,273	0.660%	$ 47,273
(Cost $47,273)

TOTAL INVESTMENTS – 100.0% (Cost $897,062,080)		$962,192,104

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		538,659

NET ASSETS – 100.0%		$962,730,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Aerospace & Defense – 2.7%
8,704	Kratos Defense & Security Solutions, Inc.*	$ 125,512
3,354	Maxar Technologies, Inc.	100,150
5,740	Moog, Inc., Class A	467,179

		692,841

Biotechnology – 9.4%
6,667	4D Molecular Therapeutics, Inc.*	50,602
9,389	Agios Pharmaceuticals, Inc.*	182,804
13,805	Allogene Therapeutics, Inc.*	109,474
4,377	Apellis Pharmaceuticals, Inc.*	181,427
10,204	Avidity Biosciences, Inc.*	142,142
4,243	Beam Therapeutics, Inc.*	149,269
9,359	Cytokinetics, Inc.*	373,424
8,241	Design Therapeutics, Inc.*(a)	102,848
14,385	Halozyme Therapeutics, Inc.*	661,422
5,504	Kronos Bio, Inc.*	20,475
3,641	Sarepta Therapeutics, Inc.*	265,137
9,954	Sutro Biopharma, Inc.*	43,300
2,349	Ultragenyx Pharmaceutical, Inc.*	110,168
3,046	Zentalis Pharmaceuticals, Inc.*	73,439

		2,465,931

Building Products – 2.9%
11,254	AAON, Inc.	602,990
7,890	AZEK Co., Inc. (The)*	166,242

		769,232

Capital Markets – 3.5%
3,848	Hamilton Lane, Inc., Class A	267,629
2,734	Houlihan Lokey, Inc.	234,960
8,972	Moelis & Co., Class A	420,966

		923,555

Chemicals – 3.6%
4,571	Ashland Global Holdings, Inc.	489,189
3,568	Balchem Corp.	443,966

		933,155

Commercial Services & Supplies – 1.0%
1,988	Tetra Tech, Inc.	268,320

Construction & Engineering – 1.4%
6,155	Ameresco, Inc., Class A*	361,421

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.9%
3,346	908 Devices, Inc.*	$ 46,576
6,089	Badger Meter, Inc.	481,883
4,038	Novanta, Inc.*	496,513

		1,024,972

Energy Equipment & Services – 0.5%
2,661	Cactus, Inc., Class A	139,490

Equity Real Estate Investment Trusts (REITs) – 1.1%
13,257	Pebblebrook Hotel Trust REIT	298,415

Food & Staples Retailing – 1.4%
6,304	BJ’s Wholesale Club Holdings, Inc.*	364,812

Food Products – 2.6%
2,486	Freshpet, Inc.*	178,917
13,628	Hostess Brands, Inc.*	289,595
5,134	Simply Good Foods Co. (The)*	205,155

		673,667

Health Care Equipment & Supplies – 8.8%
9,405	Axonics, Inc.*	470,250
3,236	Inari Medical, Inc.*	212,929
3,533	iRhythm Technologies, Inc.*	497,623
3,510	Omnicell, Inc.*	390,172
11,188	Outset Medical, Inc.*	243,898
2,148	Shockwave Medical, Inc.*	352,723
1,917	Tandem Diabetes Care, Inc.*	130,682

		2,298,277

Health Care Providers & Services – 0.8%
11,897	Alignment Healthcare, Inc.*	127,060
2,378	National Research Corp.	85,346

		212,406

Health Care Technology – 0.9%
4,950	Simulations Plus, Inc.	235,026

Hotels, Restaurants & Leisure – 5.6%
13,911	First Watch Restaurant Group, Inc.*	221,185
2,047	Papa John’s International, Inc.	180,157
8,435	Sweetgreen, Inc., Class A*(a)	154,192
5,551	Texas Roadhouse, Inc.	432,811
1,391	Wingstop, Inc.	110,807

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
4,486	Wyndham Hotels & Resorts, Inc.	$ 359,463

		1,458,615

Household Durables – 2.2%
11,454	Sonos, Inc.*	253,477
1,599	TopBuild Corp.*	315,419

		568,896

Internet & Direct Marketing Retail – 1.5%
5,653	Revolve Group, Inc.*	166,085
6,472	Xometry, Inc., Class A*(a)	220,113

		386,198

IT Services – 1.8%
10,562	BigCommerce Holdings, Inc.Series 1*	195,714
1,976	ExlService Holdings, Inc.*	280,967

		476,681

Leisure Products – 0.5%
13,020	Latham Group, Inc.*	123,820

Life Sciences Tools & Services – 1.7%
7,207	Alpha Teknova, Inc.*	55,133
11,993	MaxCyte, Inc.*	55,288
4,044	Olink Holding AB ADR (Sweden)*(a)	47,557
14,894	Pacific Biosciences of California, Inc.*	83,853
7,795	Quanterix Corp.*	131,424
12,279	Rapid Micro Biosystems, Inc., Class A*(a)	61,518

		434,773

Machinery – 10.5%
2,323	Chart Industries, Inc.*	408,569
13,115	Evoqua Water Technologies Corp.*	466,763
9,996	Federal Signal Corp.	350,859
4,160	Franklin Electric Co., Inc.	306,675
2,389	RBC Bearings, Inc.*	445,286
9,693	Shyft Group, Inc. (The)	215,088
4,294	Watts Water Technologies, Inc., Class A	561,784

		2,755,024

Oil, Gas & Consumable Fuels – 0.7%
3,111	Matador Resources Co.	189,460

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 1.5%
15,060	elf Beauty, Inc.*	$ 400,897

Pharmaceuticals – 0.5%
2,377	Atea Pharmaceuticals, Inc.*	18,731
5,896	Pharvaris NV (Netherlands)*(a)	104,477

		123,208

Professional Services – 1.4%
3,735	ManTech International Corp., Class A	357,253

Road & Rail – 1.4%
1,817	Saia, Inc.*	359,021

Semiconductors & Semiconductor Equipment – 8.6%
2,537	Ambarella, Inc.*	216,203
6,256	Axcelis Technologies, Inc.*	388,247
4,376	Cohu, Inc.*	133,162
13,437	Credo Technology Group Holding Ltd.*	137,461
8,336	FormFactor, Inc.*	342,276
3,379	Onto Innovation, Inc.*	271,604
5,277	Power Integrations, Inc.	445,273
5,075	Semtech Corp.*	325,257

		2,259,483

Software – 8.5%
7,250	Domo, Inc., Class B*	231,130
18,818	EverCommerce, Inc.*	178,959
13,550	ForgeRock, Inc., Class A*	259,618
22,141	Instructure Holdings, Inc.*	395,217
4,225	New Relic, Inc.*	197,983
10,938	PagerDuty, Inc.*	269,622
7,999	Ping Identity Holding Corp.*	151,181
3,713	Sprout Social, Inc., Class A*	189,103
6,955	Tenable Holdings, Inc.*	349,837

		2,222,650

Specialty Retail – 3.9%
17,167	Arhaus, Inc.*	99,397
2,438	Asbury Automotive Group, Inc.*	441,644
2,119	Boot Barn Holdings, Inc.*	171,003
15,382	Leslie’s, Inc.*	298,718

		1,010,762

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.7%
3,510	Crocs, Inc.*	$ 195,718

Trading Companies & Distributors – 1.6%
17,666	Core & Main, Inc., Class A*	416,918

Wireless Telecommunication Services – 0.8%
9,667	Gogo, Inc.*	195,853

TOTAL COMMON STOCKS (Cost $27,346,459)		$25,596,750

Shares	Dividend Rate	Value

Investment Company – 2.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
634,751	0.660%	$ 634,751
(Cost $634,751)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $27,981,210)		$26,231,501

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
585,710	0.660%	$ 585,710
(Cost $585,710)

TOTAL INVESTMENTS – 102.5% (Cost $28,566,920)		$26,817,211

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%		(684,486)

NET ASSETS – 100.0%		$26,132,725

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Air Freight & Logistics – 0.6%
241,483	GXO Logistics, Inc.*	$ 13,105,282

Biotechnology – 8.4%
655,365	Agios Pharmaceuticals, Inc.*	12,759,956
304,534	Allogene Therapeutics, Inc.*	2,414,955
163,425	Alnylam Pharmaceuticals, Inc.*	20,558,865
395,387	Beam Therapeutics, Inc.*(a)	13,909,715
1,533,942	Exelixis, Inc.*	28,117,157
1,018,127	Halozyme Therapeutics, Inc.*	46,813,479
432,168	Neurocrine Biosciences, Inc.*	40,403,386
349,161	Ultragenyx Pharmaceutical, Inc.*	16,375,651

		181,353,164

Building Products – 4.1%
575,447	AAON, Inc.	30,832,450
311,936	Allegion PLC	34,827,654
1,013,764	AZEK Co., Inc. (The)*	21,360,008

		87,020,112

Capital Markets – 5.3%
119,000	Evercore, Inc., Class A	13,589,800
44,033	FactSet Research Systems, Inc.	16,810,919
150,097	Houlihan Lokey, Inc.	12,899,336
174,354	LPL Financial Holdings, Inc.	34,206,511
388,189	Stifel Financial Corp.	24,910,088
364,293	TPG, Inc.	10,626,427

		113,043,081

Chemicals – 4.0%
494,271	Ashland Global Holdings, Inc.	52,896,882
380,477	RPM International, Inc.	33,520,024

		86,416,906

Commercial Services & Supplies – 0.8%
122,459	Tetra Tech, Inc.	16,528,291

Communications Equipment – 0.8%
333,864	Ciena Corp.*	16,966,968

Construction & Engineering – 0.9%
345,779	Ameresco, Inc., Class A*	20,304,143

Containers & Packaging – 1.2%
147,135	Avery Dennison Corp.	25,389,616

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – 1.1%
270,300	Bright Horizons Family Solutions, Inc.*	$ 24,475,665

Electrical Equipment – 1.1%
617,638	Plug Power, Inc.*(a)	11,413,950
765,364	Shoals Technologies Group, Inc., Class A*	11,939,679

		23,353,629

Electronic Equipment, Instruments & Components – 3.0%
338,442	Novanta, Inc.*	41,614,828
54,001	Teledyne Technologies, Inc.*	21,878,505

		63,493,333

Food & Staples Retailing – 2.4%
516,137	BJ’s Wholesale Club Holdings, Inc.*	29,868,848
102,625	Casey’s General Stores, Inc.	21,504,043

		51,372,891

Food Products – 1.5%
237,694	Freshpet, Inc.*	17,106,837
735,339	Hostess Brands, Inc.*	15,625,954

		32,732,791

Health Care Equipment & Supplies – 5.4%
359,587	Axonics, Inc.*	17,979,350
191,247	Inari Medical, Inc.*	12,584,053
85,043	iRhythm Technologies, Inc.*	11,978,306
137,191	Omnicell, Inc.*	15,250,151
105,613	Shockwave Medical, Inc.*	17,342,711
304,792	Tandem Diabetes Care, Inc.*	20,777,671
67,107	Teleflex, Inc.	19,309,368

		115,221,610

Health Care Providers & Services – 2.9%
880,520	Alignment Healthcare, Inc.*	9,403,954
429,926	Guardant Health, Inc.*	17,618,368
119,570	Molina Healthcare, Inc.*	34,701,605

		61,723,927

Health Care Technology – 0.6%
663,755	Certara, Inc.*	13,487,502

Hotels, Restaurants & Leisure – 6.7%
187,585	Choice Hotels International, Inc.	23,990,245
269,143	Dutch Bros, Inc., Class A*(a)	10,106,320

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
495,364	Planet Fitness, Inc., Class A*	$ 34,858,765
318,734	Texas Roadhouse, Inc.	24,851,690
108,810	Vail Resorts, Inc.	27,442,970
274,905	Wyndham Hotels & Resorts, Inc.	22,028,138

		143,278,128

Interactive Media & Services – 0.4%
327,234	Bumble, Inc., Class A*	9,326,169

IT Services – 0.9%
373,947	DigitalOcean Holdings, Inc.*(a)	18,267,311

Life Sciences Tools & Services – 3.6%
170,745	10X Genomics, Inc., Class A*	8,740,437
661,411	Pacific Biosciences of California, Inc.*	3,723,744
592,597	QIAGEN NV*	27,229,832
125,372	Repligen Corp.*	20,619,933
1,096,668	Stevanato Group SPA (Italy)*	17,711,188

		78,025,134

Machinery – 8.5%
133,562	Chart Industries, Inc.*	23,490,885
247,760	IDEX Corp.	47,458,428
168,359	Nordson Corp.	36,682,059
181,721	RBC Bearings, Inc.*	33,870,977
252,893	Toro Co. (The)	20,861,144
96,312	Watts Water Technologies, Inc., Class A	12,600,499
100,342	Xylem, Inc.	8,453,813

		183,417,805

Oil, Gas & Consumable Fuels – 2.2%
544,440	Antero Resources Corp.*	23,345,587
387,794	Matador Resources Co.	23,616,655

		46,962,242

Professional Services – 1.9%
285,782	Jacobs Engineering Group, Inc.	40,035,200

Semiconductors & Semiconductor Equipment – 9.4%
1,177,858	Allegro MicroSystems, Inc. (Japan)*	30,329,843
382,635	Entegris, Inc.	42,457,180
772,257	Lattice Semiconductor Corp.*	40,172,809
492,623	MACOM Technology Solutions Holdings, Inc.*	26,852,880
310,494	MKS Instruments, Inc.	38,346,009

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
51,819	Monolithic Power Systems, Inc.	$ 23,338,759

		201,497,480

Software – 11.5%
269,988	Avalara, Inc.*	22,859,884
169,629	CyberArk Software Ltd.*	23,561,468
778,344	Dynatrace, Inc.*	29,320,219
1,118,512	EverCommerce, Inc.*	10,637,049
179,925	Manhattan Associates, Inc.*	21,758,330
321,863	nCino, Inc.*(a)	10,515,264
159,071	Paylocity Holding Corp.*	27,815,155
285,613	Procore Technologies, Inc.*	12,995,392
807,887	Qualtrics International, Inc., Class A*	11,471,995
343,491	Rapid7, Inc.*	24,343,207
952,577	Samsara, Inc., Class A*(a)	10,716,491
573,581	Smartsheet, Inc., Class A*	20,448,163
278,815	Workiva, Inc.*	20,356,283

		246,798,900

Specialty Retail – 3.2%
257,912	Five Below, Inc.*	33,680,728
244,787	Floor & Decor Holdings, Inc., Class A*	18,466,731
56,680	Lithia Motors, Inc.	17,257,360

		69,404,819

Technology Hardware, Storage & Peripherals – 1.1%
995,052	Pure Storage, Inc., Class A*	23,612,584

Textiles, Apparel & Luxury Goods – 3.0%
263,452	Crocs, Inc.*	14,690,083
113,273	Deckers Outdoor Corp.*	30,420,597
522,499	Levi Strauss & Co., Class A	9,488,582
466,241	On Holding AG, Class A (Switzerland)*(a)	9,627,877

		64,227,139

Trading Companies & Distributors – 2.6%
1,268,149	Core & Main, Inc., Class A*	29,928,317
196,757	SiteOne Landscape Supply, Inc.*	26,418,562

		56,346,879

TOTAL COMMON STOCKS (Cost $2,200,242,902)		$2,127,188,701

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,617,818	0.660%	$ 11,617,818
(Cost $11,617,818)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,211,860,720)		$2,138,806,519

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
50,562,690	0.660%	$ 50,562,690
(Cost $50,562,690)

TOTAL INVESTMENTS – 102.0% (Cost $2,262,423,410)		$2,189,369,209

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%		(43,253,120)

NET ASSETS – 100.0%		$2,146,116,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 0.6%
6,509	Boeing Co. (The)*	$ 855,283

Air Freight & Logistics – 1.4%
10,937	United Parcel Service, Inc., Class B	1,993,268

Auto Components – 0.6%
8,288	Aptiv PLC*	880,517

Automobiles – 3.0%
5,827	Tesla, Inc.*	4,418,381

Beverages – 2.2%
32,418	Coca-Cola Co. (The)	2,054,653
12,671	Monster Beverage Corp.*	1,129,239

		3,183,892

Biotechnology – 2.9%
5,168	Alnylam Pharmaceuticals, Inc.*	650,135
3,361	Argenx SE ADR (Netherlands) *	1,039,557
8,463	BioMarin Pharmaceutical, Inc.*	635,825
8,322	Sarepta Therapeutics, Inc.*	606,008
9,051	Seagen, Inc.*	1,228,040

		4,159,565

Capital Markets – 1.5%
24,676	Charles Schwab Corp. (The)	1,729,788
4,547	Intercontinental Exchange, Inc.	465,567

		2,195,355

Chemicals – 2.3%
4,432	Ecolab, Inc.	726,449
3,536	Linde PLC (United Kingdom)	1,148,068
5,292	Sherwin-Williams Co. (The)	1,418,468

		3,292,985

Construction Materials – 0.5%
2,203	Martin Marietta Materials, Inc.	747,654

Electronic Equipment, Instruments & Components – 0.9%
18,683	Amphenol Corp., Class A	1,323,877

Entertainment – 1.4%
10,102	Live Nation Entertainment, Inc.*	960,195

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
5,469	Netflix, Inc.*	$ 1,079,799

		2,039,994

Equity Real Estate Investment Trusts (REITs) – 1.9%
6,133	American Tower Corp. REIT	1,570,845
1,715	Equinix, Inc. REIT	1,178,360

		2,749,205

Food Products – 1.9%
19,307	McCormick & Co., Inc.	1,790,145
15,075	Mondelez International, Inc., Class A	958,167

		2,748,312

Health Care Equipment & Supplies – 2.9%
40,074	Boston Scientific Corp.*	1,643,435
4,050	Insulet Corp.*	864,594
7,673	Intuitive Surgical, Inc.*	1,746,682

		4,254,711

Health Care Providers & Services – 0.2%
6,497	Guardant Health, Inc.*	266,247

Health Care Technology – 0.6%
5,055	Veeva Systems, Inc., Class A*	860,664

Hotels, Restaurants & Leisure – 2.1%
865	Chipotle Mexican Grill, Inc.*	1,213,206
7,336	McDonald’s Corp.	1,850,212

		3,063,418

Interactive Media & Services – 8.7%
2,528	Alphabet, Inc., Class A*	5,751,807
2,116	Alphabet, Inc., Class C*	4,826,130
8,481	Meta Platforms, Inc., Class A*	1,642,261
33,478	Snap, Inc., Class A*	472,375

		12,692,573

Internet & Direct Marketing Retail – 7.3%
4,164	Amazon.com, Inc.*	10,011,047
7,022	Etsy, Inc.*	569,625

		10,580,672

IT Services – 7.2%
8,138	Accenture PLC, Class A	2,428,867

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
11,980	Mastercard, Inc., Class A	$ 4,287,283
22,623	PayPal Holdings, Inc.*	1,927,706
8,037	Snowflake, Inc., Class A*	1,025,923
4,105	Visa, Inc., Class A	870,958

		10,540,737

Life Sciences Tools & Services – 2.5%
7,040	Danaher Corp.	1,857,293
2,025	Illumina, Inc.*	484,947
3,960	West Pharmaceutical Services, Inc.	1,229,105

		3,571,345

Machinery – 1.1%
4,303	Deere & Co.	1,539,527

Personal Products – 0.8%
4,360	Estee Lauder Cos., Inc. (The), Class A	1,110,274

Pharmaceuticals – 2.3%
10,864	Eli Lilly & Co.	3,405,212

Professional Services – 1.3%
11,092	Verisk Analytics, Inc.	1,940,213

Road & Rail – 1.6%
4,922	Old Dominion Freight Line, Inc.	1,271,057
5,031	Union Pacific Corp.	1,105,713

		2,376,770

Semiconductors & Semiconductor Equipment – 5.4%
5,094	KLA Corp.	1,858,546
42,067	Marvell Technology, Inc.	2,488,263
19,110	NVIDIA Corp.	3,568,219

		7,915,028

Software – 16.0%
7,292	Adobe, Inc.*	3,036,972
4,284	Atlassian Corp. PLC, Class A*	759,639
6,156	Bill.com Holdings, Inc.*	727,885
2,192	HubSpot, Inc.*	740,216
49,136	Microsoft Corp.	13,358,604
22,528	Qualtrics International, Inc., Class A*	319,898
3,057	ServiceNow, Inc.*	1,429,056
11,037	Splunk, Inc.*	1,131,955

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
8,553	Workday, Inc., Class A*	$ 1,336,834
3,195	Zscaler, Inc.*	489,123

		23,330,182

Specialty Retail – 1.7%
3,074	RH*	891,706
18,264	Ross Stores, Inc.	1,552,805

		2,444,511

Technology Hardware, Storage & Peripherals – 13.5%
132,060	Apple, Inc.	19,655,810

Textiles, Apparel & Luxury Goods – 2.8%
4,808	Lululemon Athletica, Inc.*	1,407,254
21,800	NIKE, Inc., Class B	2,590,930

		3,998,184

TOTAL COMMON STOCKS (Cost $76,438,726)		$144,134,366

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
740,604	0.660%	$ 740,604
(Cost $740,604)

TOTAL INVESTMENTS – 99.6% (Cost $77,179,330)		$144,874,970

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		527,954

NET ASSETS – 100.0%		$145,402,924

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Communications Equipment – 2.6%
331,976	Cisco Systems, Inc.	$ 14,955,519

Equity Real Estate Investment Trusts (REITs) – 6.3%
76,949	American Tower Corp. REIT	19,708,947
24,461	Equinix, Inc. REIT	16,806,909

		36,515,856

Interactive Media & Services – 5.9%
12,438	Alphabet, Inc., Class C*	28,368,342
411,975	Snap, Inc., Class A*	5,812,967

		34,181,309

Internet & Direct Marketing Retail – 10.2%
22,058	Amazon.com, Inc.*	53,031,623
8,217	MercadoLibre, Inc. (Brazil) *	6,457,576

		59,489,199

IT Services – 12.4%
65,889	Accenture PLC, Class A	19,665,231
115,002	Cognizant Technology Solutions Corp., Class A	8,590,650
138,484	Fidelity National Information Services, Inc.	14,471,578
32,783	Mastercard, Inc., Class A	11,732,052
124,892	PayPal Holdings, Inc.*	10,642,047
51,742	Snowflake, Inc., Class A*	6,604,866

		71,706,424

Road & Rail – 1.5%
367,450	Uber Technologies, Inc.*	8,524,840

Semiconductors & Semiconductor Equipment – 19.9%
108,536	Analog Devices, Inc.	18,277,462
56,111	KLA Corp.	20,472,098
28,349	Lam Research Corp.	14,742,331
289,832	Marvell Technology, Inc.	17,143,563
122,797	Microchip Technology, Inc.	8,921,202
65,673	NVIDIA Corp.	12,262,463
68,982	NXP Semiconductors NV (China)	13,090,024
58,106	Texas Instruments, Inc.	10,270,817

		115,179,960

Software – 35.8%
74,862	Adobe, Inc.*	31,178,526
51,885	Atlassian Corp. PLC, Class A*	9,200,248

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
23,001	HubSpot, Inc.*	$ 7,767,208
263,148	Microsoft Corp.	71,542,047
32,181	Palo Alto Networks, Inc.*	16,179,963
29,706	Paycom Software, Inc.*	8,446,604
88,096	Salesforce, Inc.*	14,116,503
29,256	ServiceNow, Inc.*	13,676,302
111,964	Splunk, Inc.*	11,483,028
405,141	UiPath, Inc., Class A*	6,915,757
67,587	Workday, Inc., Class A*	10,563,848
43,129	Zscaler, Inc.*	6,602,618

		207,672,652

Technology Hardware, Storage & Peripherals – 5.0%
196,230	Apple, Inc.	29,206,873

TOTAL COMMON STOCKS (Cost $424,631,174)		$577,432,632

Shares	Dividend Rate	Value

Investment Company – 0.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,357,251	0.660%	$ 3,357,251
(Cost $3,357,251)

TOTAL INVESTMENTS – 100.2% (Cost $427,988,425)		$580,789,883

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,102,314)

NET ASSETS – 100.0%		$579,687,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Auto Components – 2.1%
3,619	Aptiv PLC*	$ 384,483

Automobiles – 1.6%
7,577	General Motors Co.*	293,078

Banks – 3.2%
4,383	JPMorgan Chase & Co.	579,564

Capital Markets – 4.2%
509	BlackRock, Inc.	340,562
5,023	Morgan Stanley	432,681

		773,243

Chemicals – 4.4%
2,198	Ecolab, Inc.	360,274
1,343	Linde PLC (United Kingdom)	436,045

		796,319

Communications Equipment – 2.4%
9,894	Cisco Systems, Inc.	445,725

Consumer Finance – 1.9%
2,097	American Express Co.	354,016

Containers & Packaging – 2.0%
5,053	Ball Corp.	358,207

Diversified Telecommunication Services – 3.1%
26,534	AT&T, Inc.	564,909

Electric Utilities – 2.9%
6,883	NextEra Energy, Inc.	520,974

Electrical Equipment – 4.0%
2,694	Eaton Corp. PLC	373,388
1,700	Rockwell Automation, Inc.	362,440

		735,828

Entertainment – 1.7%
2,770	Walt Disney Co. (The)*	305,919

Equity Real Estate Investment Trusts (REITs) – 2.6%
1,843	American Tower Corp. REIT	472,048

Shares	Description	Value

Common Stocks – (continued)
Food Products – 2.1%
4,042	McCormick & Co., Inc.	$ 374,774

Health Care Equipment & Supplies – 1.4%
747	Cooper Cos., Inc. (The)	262,003

Health Care Providers & Services – 5.5%
5,517	CVS Health Corp.	533,770
1,034	Humana, Inc.	469,674

		1,003,444

Hotels, Restaurants & Leisure – 2.3%
1,669	McDonald’s Corp.	420,938

Household Products – 3.3%
4,115	Procter & Gamble Co. (The)	608,526

Industrial Conglomerates – 2.1%
4,859	General Electric Co.	380,411

Interactive Media & Services – 4.3%
348	Alphabet, Inc., Class A*	791,784

Internet & Direct Marketing Retail – 0.9%
2,077	Etsy, Inc.*	168,486

Life Sciences Tools & Services – 2.7%
1,896	Danaher Corp.	500,203

Machinery – 1.4%
711	Deere & Co.	254,382

Media – 1.3%
6,740	New York Times Co. (The), Class A	232,463

Pharmaceuticals – 6.2%
7,343	Bristol-Myers Squibb Co.	554,029
1,866	Eli Lilly & Co.	584,879

		1,138,908

Road & Rail – 2.2%
580	Old Dominion Freight Line, Inc.	149,779
1,174	Union Pacific Corp.	258,022

		407,801

GOLDMAN SACHS U.S. EQUITY ESG FUND

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 6.1%
504	Enphase Energy, Inc.*	$ 93,840
3,341	Marvell Technology, Inc.	197,620
1,313	NVIDIA Corp.	245,163
2,070	Texas Instruments, Inc.	365,893
2,718	Wolfspeed, Inc.*	204,475

		1,106,991

Software – 10.7%
984	Adobe, Inc.*	409,816
4,777	Microsoft Corp.	1,298,723
1,510	Workday, Inc., Class A*	236,013

		1,944,552

Technology Hardware, Storage & Peripherals – 5.8%
7,141	Apple, Inc.	1,062,866

Textiles, Apparel & Luxury Goods – 1.8%
2,807	NIKE, Inc., Class B	333,612

Water Utilities – 2.2%
2,589	American Water Works Co., Inc.	391,586

TOTAL COMMON STOCKS (Cost $15,244,908)		$17,968,043

Shares	Dividend Rate	Value

Investment Company – 1.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
298,445	0.660%	$ 298,445
(Cost $298,445)

TOTAL INVESTMENTS – 100.0% (Cost $15,543,353)		$18,266,488

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(972)

NET ASSETS – 100.0%		$18,265,516

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2022:

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,248,302	$—	$—
North America	147,367,018	—	—

Total	$149,615,320	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$199,817	$—	$—
Europe	580,304	—	—
North America	40,744,693	—	—
Investment Company	132,279	—	—

Total	$41,657,093	$—	$—

LARGE CAP CORE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,983,062	$—	$—
Europe	22,231,833	—	—
North America	1,101,742,999	—	—

Total	$1,127,957,894	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$8,459,974	$—	$—
North America	927,847,014	—	—
Investment Company	25,837,843	—	—
Securities Lending Reinvestment Vehicle	47,273	—	—

Total	$962,192,104	$—	$—

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$152,034	$—	$—
North America	25,444,716	—	—
Investment Company	634,751	—	—
Securities Lending Reinvestment Vehicle	585,710	—	—

Total	$26,817,211	$—	$—

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$30,329,843	$—	$—
Europe	27,339,065	—	—
North America	2,069,519,793	—	—
Investment Company	11,617,818	—	—
Securities Lending Reinvestment Vehicle	50,562,690	—	—

Total	$2,189,369,209	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,187,625	$—	$—
North America	141,946,741	—	—
Investment Company	740,604	—	—

Total	$144,874,970	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$13,090,024	$—	$—
North America	557,885,032	—	—
South America	6,457,576	—	—
Investment Company	3,357,251	—	—

Total	$580,789,883	$—	$—

U.S. EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$436,045	$—	$—
North America	17,531,998	—	—
Investment Company	298,445	—	—

Total	$18,266,488	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds may invest in foreign securities, and as such the Funds may hold such securities and cash with foreign banks, agents, and securities depositories appointed by each Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.